INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Composition of income tax expenses
Continuing operations, current income tax (expense)/credit					¥ 876	¥ (2,751)	¥ (831)
Continuing operations, deferred income tax credit				$ 241	1,678	1,107	620
Continuing operations, income tax expense, total				366	2,554	(1,644)	(211)
Discontinued operations, - Current income tax expense				$ (429)	(2,992)	(12,941)	(359)
Total income tax expense					¥ (438)	¥ (14,585)	¥ (570)
China
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)				10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)				5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)				25.00%	25.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)				16.50%	16.50%
Youxinpai (Beijing) Information Technology Co., Ltd | China
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | China
Composition of income tax expenses
Reduction in preferential tax rate during subsequent three years (as a percent)			50.00%	50.00%	50.00%	50.00%
PRC subsidiaries, VIE's and VIE's subsidiaries
Composition of income tax expenses
Net operating loss carries forwards					¥ 4,035,900
PRC subsidiaries, VIE's and VIE's subsidiaries | China
Composition of income tax expenses
Enterprise income tax rate (as a percent)				25.00%	25.00%
Preferential tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
PRC subsidiaries, VIE's and VIE's subsidiaries | Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)				25.00%	25.00%